Document and Entity Information - Dec. 31, 2014 - shares	Total
Document And Entity Information
Entity Registrant Name	TODA INTERNATIONAL HOLDINGS INC.
Entity Central Index Key	0001381792
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	27,780,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014